Other current financial and non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Current Liabilities [Abstract]
Summary of Other Current Financial and Non-financial Liabilities
The following table shows other current financial and
non-financial
liabilities:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Accrued interest on financial debt	0.0	13.4
Current bank debt	4.7	4.1
Fair value of derivatives - current liabilities	0.4	14.8
Factoring related liabilities	0.7	0.7
Other	5.7	5.6

Total other current financial liabilities	11.5	38.5

Contract liabilities	65.2	19.1
Payables to personnel and social organizations	80.6	65.1
Deferred income	0.4	5.5

Total other current non-financial liabilities	146.2	89.7